Trust Agreement (Schedule Of Brokerage And Custodial Fees) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trust Agreement [Abstract]
Brokerage fees	$ 13,188,941	$ 13,566,607	$ 15,803,101
Custodial fees	46	131	213
Total	$ 13,188,987	$ 13,566,738	$ 15,803,314